Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

Note 2 - Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$82,000	$82,000
Computer software	44,000	44,000
Furniture and fixtures	10,000	10,000
Office equipment	17,000	17,000
	153,000	153,000
Less accumulated depreciation	(153,000)	(151,000)
	$-	$2,000

Depreciation expense for the years ended December 31, 2021 and 2020 was $2,000 and $4,000, respectively.